Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Debt Instruments [Abstract]
2020	$ 4,633
2021	4,753
2022	4,873
2023	22,962
2024 and thereafter	24,000
Total	$ 61,221